Earnings per share - Result attributable to ordinary shares (Details) - USD ($)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Result for the period (in USD)		$ 858,026,940	$ 203,251,347	$ (338,777,184)
Weighted average number of ordinary shares (in shares)	201,783,532	201,901,743	201,747,963	201,677,981	201,677,981
Basic earnings per share (in dollars per share)		$ 4.25	$ 1.01	$ (1.68)